Cash and Restricted Cash - Schedule of Cash and Restricted Cash (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Cash and Restricted Cash [abstract]
Cash on hand	$ 11,639	$ 6,641
Bank Deposits	7,482,236	4,504,736
Total cash in the consolidated statement of financial position	7,493,875	4,511,377
Contractually restricted cash	1,860,930	4,210,381
Total cash and restricted cash in the consolidated statement of cash flows	$ 9,354,805	$ 8,721,758